Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014		May 31, 2014
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs			$ (54)
Total long-term debt, less amounts due currently		$ 5,513	$ 5,646		$ 4,964
6.375% Fixed Senior Notes Due January 15, 2015 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	6.375%	6.375%		6.375%
Due date	[1]		Jan. 15, 2015
5.000% Fixed Senior Notes Due September 30, 2017 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	5.00%	5.00%		5.00%
Due date	[1]	Sep. 30, 2017	Sep. 30, 2017
6.800% Fixed Senior Notes Due September 1, 2018 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	6.80%	6.80%		6.80%
Due date	[1]	Sep. 01, 2018	Sep. 01, 2018
2.150% Fixed Senior Notes Due June 1, 2019 [Member]
Debt Instrument [Line Items]
Fixed Senior Note							$ 250
Interest percentage		2.15% [1]	2.15% [1]		2.15%	[1]	2.15%
Due date	[1]	Jun. 01, 2019	Jun. 01, 2019
5.750% Fixed Senior Notes Due September 30, 2020 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	5.75%	5.75%		5.75%
Due date	[1]	Sep. 30, 2020	Sep. 30, 2020
4.100% Fixed Senior Notes Due June 1, 2022 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	4.10%	4.10%		4.10%
Due date	[1]	Jun. 01, 2022	Jun. 01, 2022
7.000% Fixed Debentures Due September 1, 2022 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	7.00%	7.00%		7.00%
Due date	[1]	Sep. 01, 2022	Sep. 01, 2022
2.950% Fixed Senior Notes due April 1, 2025 [Member]
Debt Instrument [Line Items]
Fixed Senior Note				$ 350
Interest percentage		2.95%	2.95%	2.95%	2.95%
Due date		Apr. 01, 2025	Apr. 01, 2025
7.000% Fixed Senior Notes Due May 1, 2032 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	7.00%	7.00%		7.00%
Due date	[1]	May 01, 2032	May 01, 2032
7.250% Fixed Senior Notes Due January 15, 2033 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	7.25%	7.25%		7.25%
Due date	[1]	Jan. 15, 2033	Jan. 15, 2033
7.500% Fixed Senior Notes Due September 1, 2038 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	7.50%	7.50%		7.50%
Due date	[1]	Sep. 01, 2038	Sep. 01, 2038
5.250% Fixed Senior Notes Due September 30, 2040 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	5.25%	5.25%		5.25%
Due date	[1]	Sep. 30, 2040	Sep. 30, 2040
4.550% Fixed Senior Notes Due December 1, 2041 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	4.55%	4.55%		4.55%
Due date	[1]	Dec. 01, 2041	Dec. 01, 2041
5.300% Fixed Senior Notes Due June 1, 2042 [Member]
Debt Instrument [Line Items]
Interest percentage	[1]	5.30%	5.30%		5.30%
Due date	[1]	Jun. 01, 2042	Jun. 01, 2042
3.750% Fixed Senior Notes due April 1, 2045 [Member]
Debt Instrument [Line Items]
Fixed Senior Note				$ 375
Interest percentage		3.75%	3.75%	3.75%	3.75%
Due date		Apr. 01, 2045	Apr. 01, 2045
Oncor
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	[1]	$ (38)	$ (54)		$ (51)
Less amount due currently	[1]	(324)			(500)
Total long-term debt, less amounts due currently	[1]	5,513	5,646		4,924
Oncor | 6.375% Fixed Senior Notes Due January 15, 2015 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]				500
Oncor | 5.000% Fixed Senior Notes Due September 30, 2017 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	324	324		324
Oncor | 6.800% Fixed Senior Notes Due September 1, 2018 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	550	550		550
Oncor | 2.150% Fixed Senior Notes Due June 1, 2019 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	250	250		250
Oncor | 5.750% Fixed Senior Notes Due September 30, 2020 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	126	126		126
Oncor | 4.100% Fixed Senior Notes Due June 1, 2022 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	400	400		400
Oncor | 7.000% Fixed Debentures Due September 1, 2022 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	800	800		800
Oncor | 2.950% Fixed Senior Notes due April 1, 2025 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	350	350
Oncor | 7.000% Fixed Senior Notes Due May 1, 2032 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	500	500		500
Oncor | 7.250% Fixed Senior Notes Due January 15, 2033 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	350	350		350
Oncor | 7.500% Fixed Senior Notes Due September 1, 2038 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	300	300		300
Oncor | 5.250% Fixed Senior Notes Due September 30, 2040 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	475	475		475
Oncor | 4.550% Fixed Senior Notes Due December 1, 2041 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	400	400		400
Oncor | 5.300% Fixed Senior Notes Due June 1, 2042 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	500	500		500
Oncor | 3.750% Fixed Senior Notes due April 1, 2045 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[1]	$ 550	375
Bondco [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[2]		41
Debt issuance costs	[2]				(1)
Fixed Bonds	[2]		41		179
Less amount due currently	[2]		$ (41)		(139)
Total long-term debt, less amounts due currently	[2]				40
Bondco [Member] | 5.420% Fixed Series 2003 Bonds Due Through August 15, 2015 [Member]
Debt Instrument [Line Items]
Fixed Bonds	[2]				$ 54
Interest percentage	[2]		5.42%		5.42%
Due date	[2]		Aug. 15, 2015
Bondco [Member] | 5.290% Fixed Series 2004 Bonds Due Through May 15, 2016 [Member]
Debt Instrument [Line Items]
Fixed Senior Note	[2]		$ 41
Fixed Bonds	[2]		$ 41		$ 126
Interest percentage	[2]	5.29%	5.29%		5.29%
Due date	[2]	May 15, 2016	May 15, 2016

[1]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor's other secured indebtedness. See "Deed of Trust" below for additional information.
[2]	The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.